Consolidated statement of changes in equity - EUR (€) € in Millions		Total		Aggregate continuing and discontinued operations		Total	Total Aggregate continuing and discontinued operations		Called up share capital	Share premium account	Unification reserve	Other reserves	Other reserves Aggregate continuing and discontinued operations		Retained profit	Retained profit Aggregate continuing and discontinued operations		Non-controlling interests	Non-controlling interests Aggregate continuing and discontinued operations
Equity at beginning of period at Dec. 31, 2022		€ 21,701				€ 19,021			€ 92	€ 52,844	€ (73,364)	€ (10,804)			€ 50,253			€ 2,680
Profit or loss for the period		7,140	[1]			6,487									6,487			653
Other comprehensive income, net of tax:
Equity instruments gains/(losses)		(28)	[1]	€ (28)			€ (27)						€ (27)						€ (1)
Cash flow hedges gains/(losses)		(29)	[1]	(27)			(27)						(27)
Remeasurement of defined benefit pension plans		(510)	[1]	(510)			(508)									€ (508)			(2)
Currency retranslation gains/(losses)		(1,316)	[1]	(1,461)	[2]		(1,335)	[2]					(1,629)	[2]		294	[2]		(126)	[2]
Total comprehensive income				5,114	[1]		4,590						(1,683)			6,273			524
Dividends on ordinary capital		(4,327)				(4,327)									(4,327)
Cancellation of treasury shares	[3]	0				0			(4)			5,282			(5,278)
Dividends in specie to shareholders in The Magnum Ice Cream Company shares		0
Repurchase of shares	[4]	(1,507)				(1,507)						(1,507)
Movements in treasury shares	[5]	(23)				(23)						75			(98)
Share-based payment credit	[6]	212				212									212
Dividends paid to non-controlling interests		(521)																(521)
Hedging (gain)/loss transferred to non-financial assets		117				117						117
Other movements in equity		(2)				19						2			17			(21)
Equity at end of period at Dec. 31, 2023		20,764				18,102			88	52,844	(73,364)	(8,518)			47,052			2,662
Profit or loss for the period		6,369	[7]			5,744									5,744			625
Other comprehensive income, net of tax:
Equity instruments gains/(losses)		60	[1]	60			60						60
Cash flow hedges gains/(losses)		122	[1]	210			210						210
Remeasurement of defined benefit pension plans		226	[1]	264			269									269			(5)
Currency retranslation gains/(losses)		1,113	[1]	1,389	[2]		1,297	[2]					406	[2]		891	[2]		92	[2]
Total comprehensive income				8,292	[1]		7,580						676			6,904			712
Dividends on ordinary capital		(4,320)				(4,320)									(4,320)
Dividends in specie to shareholders in The Magnum Ice Cream Company shares		0
Repurchase of shares	[4]	(1,508)				(1,508)						(1,508)
Movements in treasury shares	[5]	(95)				(95)						25			(120)
Share-based payment credit	[6]	324				324									324
Dividends paid to non-controlling interests		(712)																(712)
Hedging (gain)/loss transferred to non-financial assets		(54)				(54)						(54)
Other movements in equity		(136)				(39)						80			(119)			(97)
Equity at end of period at Dec. 31, 2024		22,555				19,990			88	52,844	(73,364)	(9,299)			49,721			2,565
Profit or loss for the period		10,011				9,469									9,469			542
Other comprehensive income, net of tax:
Equity instruments gains/(losses)		(14)		(14)			(14)						(14)
Cash flow hedges gains/(losses)		(111)		(198)			(196)						(196)						(2)
Remeasurement of defined benefit pension plans		137		176			180									180			(4)
Currency retranslation gains/(losses)		(2,239)		(1,683)	[2]		(1,334)	[2]					(1,258)	[2]		(76)	[2]		(349)	[2]
Total comprehensive income				€ 8,292			€ 8,105						€ (1,468)			€ 9,573			€ 187
Dividends on ordinary capital		(4,453)				(4,453)									(4,453)
Cancellation of treasury shares	[3]	0				0			(3)			3,770			(3,767)
Dividends in specie to shareholders in The Magnum Ice Cream Company shares	[8]	(6,752)				(6,752)									(6,752)
Repurchase of shares	[4]	(1,510)				(1,510)						(1,510)
Movements in treasury shares	[5]	(151)				(151)						1			(152)
Share-based payment credit	[6]	284				284									284
Dividends paid to non-controlling interests	[9]	(728)																(728)
Hedging (gain)/loss transferred to non-financial assets		(57)				(58)						(58)						1
Other movements in equity	[10]	107				75						300			(225)			32
Equity at end of period at Dec. 31, 2025		€ 17,587				€ 15,530			€ 85	€ 52,844	€ (73,364)	€ (8,264)			€ 44,229			€ 2,057

[1]	The 2024 and 2023 comparatives have been restated from those previously published to reflect the demerger of our Ice Cream business (see note 21).
[2]	Includes a hyperinflation adjustment of €17 million in relation to Argentina and Turkey (2024: €880 million, primarily reflects the effect of significant inflationary pressures, particularly in
Argentina, compared with 2025, 2023: €308 million).

[3]	During 2025, 13,288,138 PLC ordinary shares held as treasury shares were cancelled before share consolidation and 51,625,153 cancelled after share consolidation. During 2023,
112,746,434 PLC ordinary shares held as treasury shares were cancelled. The amount paid to repurchase these shares was initially recognised in other reserves and is transferred to retained profit on cancellation.

[4]	Repurchase of shares reflects the cost of acquiring ordinary shares as part of the share buyback programmes announced on 10 February 2022, 8 February 2024 and 13 February 2025.
[5]	Includes purchases and sales of treasury shares, other than the share buyback programme and the transfer from treasury shares to retained profit of share-settled schemes arising from prior years and differences between purchase and grant price of share awards.

[6]	The share-based payment credit relates to the non-cash charge recorded against operating profit in respect of the fair value of share options and awards granted to employees.
[7]	The 2024 and 2023 comparatives have been restated from those previously published to reflect the demerger of our Ice Cream business (see note 21).
[8]	A non‑cash dividend was distributed to shareholders in connection with the demerger of our Ice Cream business. The distribution was settled through the transfer of the Company’s equity interest in the demerged entity, measured at fair value and recognised directly in equity with no associated cash outflow.

[9]	Includes a non-cash dividend of €199 million by Hindustan Unilever Limited to its minority shareholders.
[10]	Includes the impact on the minority liability and non-controlling interest following the acquisition of Dr. Squatch and Minimalist, and the step-up acquisitions of Nutrafol, Welly and Equilibra.